Summary of Significant Accounting Policies - Summary of Class A Ordinary Shares Subject to Possible Redemption is Excluded from Earning Per Share (Q3) (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Allocation of net (loss) income	$ (1,746,564)	$ (3,248,492)	$ (2,780,733)	$ 1,186,825	$ 6,684,896	$ 5,775,190	$ (7,775,789)	$ 13,646,911	$ 15,876,077	$ 6,977,619
Denominator:
Weighted average common shares outstanding, Basic (in shares)									12,075,000	11,906,712
Weighted average common shares outstanding, Diluted (in shares)									12,075,000	11,906,712
Net (loss) income share, Basic (in dollars per share)									$ 0.26	$ 0.13
Net (loss) income share, Diluted (in dollars per share)									$ 0.26	$ 0.13
Class A Common Stock [Member]
Numerator:
Allocation of net (loss) income	$ (101,278)			$ 949,460			$ (1,450,300)	$ 10,917,529	$ 12,700,862	$ 5,468,324
Denominator:
Weighted average common shares outstanding, Basic (in shares)	743,298			48,300,000			2,768,541	48,300,000	48,300,000	43,139,178
Weighted average common shares outstanding, Diluted (in shares)	743,298			48,300,000			2,768,541	48,300,000	48,300,000	43,139,178
Net (loss) income share, Basic (in dollars per share)	$ (0.14)			$ 0.02			$ (0.52)	$ 0.23	$ 0.26	$ 0.13
Net (loss) income share, Diluted (in dollars per share)	$ (0.14)			$ 0.02			$ (0.52)	$ 0.23	$ 0.26	$ 0.13
Class B Common Stock [Member]
Numerator:
Allocation of net (loss) income	$ (1,645,286)			$ 237,365			$ (6,325,489)	$ 2,729,382	$ 3,175,215	$ 1,509,295
Denominator:
Weighted average common shares outstanding, Basic (in shares)	12,075,000			12,075,000			12,075,000	12,075,000	12,075,000	11,906,712
Weighted average common shares outstanding, Diluted (in shares)	12,075,000			12,075,000			12,075,000	12,075,000	12,075,000	11,906,712
Net (loss) income share, Basic (in dollars per share)	$ (0.14)			$ 0.02			$ (0.52)	$ 0.23	$ 0.26	$ 0.13
Net (loss) income share, Diluted (in dollars per share)	$ (0.14)			$ 0.02			$ (0.52)	$ 0.23	$ 0.26	$ 0.13